Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000211567 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	29.81%	9.56%	9.32%
Solactive GBS Emerging Markets Large & Mid Cap Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.79%	6.04%	6.02%
Freedom 100 Emerging Markets Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	30.46%	9.83%	9.61%